Employee Defined Benefit Obligations - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Amount expected to be contribute in next annual reporting period	$ 21.0
Percent of defined benefit obligation was fully covered against changes in interest rates	56.90%	54.20%
Remeasurement (loss) gain on net employee defined benefit liability	$ 35.5	$ (10.1)
Deferred tax expense on remeasurement of net employee defined benefit liability	$ 14.2	$ 4.7
Percentage of plans' assets invested in mutual funds and exchange-traded funds or held in cash	14.00%
Percentage of plans' assets held in annuity policies	52.00%
Weighted average duration of defined benefit obligation	15 years	15 years
Rate of inflation, pre-retirement	2.68%	2.74%
Remeasurement gain (loss) on net employee defined benefit obligations	$ 35.5	$ (10.1)